EQUITY (Tables)	6 Months Ended
Jun. 30, 2017
Equity Tables [Abstract]
Accumulated Other Comprehensive Income/(Loss) (net of tax)
	Net Unrealized Gains/(Losses)			Benefit Plans
	Foreign currency translation adjustments	Available-for-sale securities	Derivative financial instruments	Actuarial gains/(losses) and prior service (costs)/credits	Total

Balance as of December 31, 2016	$(2,769)	$(7)	$(302)	$(81)	$(3,159)
Other comprehensive income (loss) before reclassifications	856	76	(82)	(9)	841
Amounts reclassified to the statements of income	(52)	(44)	13	1	(82)
Net other comprehensive income (loss) before tax	804	32	(69)	(8)	759
Corresponding income tax	-	5	-	(5)	-
Net other comprehensive income (loss) after tax*	804	37	(69)	(13)	759
Balance as of June 30, 2017	$(1,965)	$30	$(371)	$(94)	$(2,400)

*Amounts do not include foreign currency translation adjustments attributable to non-controlling interests of $68 million gain.
	Net Unrealized Gains/(Losses)			Benefit Plans
	Foreign currency translation adjustments	Available-for-sale securities	Derivative financial instruments	Actuarial gains/(losses) and prior service (costs)/credits	Total

Balance as of December 31, 2015	$(2,384)	$312	$175	$(58)	$(1,955)
Other comprehensive income (loss) before reclassifications	227	(364)	(523)	*	(660)
Amounts reclassified to the statements of income	3	98	2	*	103
Net other comprehensive income (loss) before tax	230	(266)	(521)	*	(557)
Corresponding income tax	(33)	1	-	*	(32)
Net other comprehensive income (loss) after tax**	197	(265)	(521)	*	(589)
Balance as of June 30, 2016	$(2,187)	$47	$(346)	$(58)	$(2,544)

*Represent an amount less than $0.5 million
**Amounts do not include foreign currency translation adjustments attributable to non-controlling interests of $149 million gain.